Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - Beginning of Period	$ (2,996)	$ (587)	$ (1,410)
Other Comprehensive Income (Loss) Before Reclassifications	(4,187)	(2,426)	823
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss)	15	17
Balances - End of Period	(7,168)	(2,996)	(587)
Currency Translation And Other [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - Beginning of Period	(2,722)	47	(806)
Other Comprehensive Income (Loss) Before Reclassifications	(3,633)	(2,769)	853
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss)	0	0
Balances - End of Period	(6,355)	(2,722)	47
Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - Beginning of Period	336	129	(7)
Other Comprehensive Income (Loss) Before Reclassifications	(496)	194	136
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss)	26	13
Balances - End of Period	(134)	336	129
Minimum Pension Liability [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - Beginning of Period	(610)	(763)	(597)
Other Comprehensive Income (Loss) Before Reclassifications	(58)	149	(166)
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss)	(11)	4
Balances - End of Period	$ (679)	$ (610)	$ (763)